Trade Accounts Receivable - Summary of Maturities of Accounts Receivable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
To fall due [member]
Disclosure of accounts receivable [line items]
Financial assets	$ 1,709,167	$ 1,825,878
Trade receivables [member]
Disclosure of accounts receivable [line items]
Financial assets	3,057,355	3,317,967
Trade receivables [member] | Past due 0 to 30 days [member]
Disclosure of accounts receivable [line items]
Financial assets	703,764	1,077,750
Trade receivables [member] | 31 to 60 days [member]
Disclosure of accounts receivable [line items]
Financial assets	50,045	121,859
Trade receivables [member] | 61 to 90 days [member]
Disclosure of accounts receivable [line items]
Financial assets	16,310	57,242
Trade receivables [member] | More than 90 days [member]
Disclosure of accounts receivable [line items]
Financial assets	$ 578,069	$ 235,238